Other Non-Current Assets - Summary of other non-current assets (Parenthetical) (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Other Non Current Assets [Line Items]
School deposits	¥ 12,000
TW
Other Non Current Assets [Line Items]
School deposits	20,000
School deposits non current	12,000
School deposits current	¥ 8,000